Other receivables - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
VAT recoverable	£ 2,223	£ 3,040
Prepayments	5,997	5,935
Contract assets and accrued grant income	0	176	£ 305
Accrued bank interest	442	746
Other receivables	5,125	4,721
Other receivables and contract assets	£ 13,787	£ 14,618